Anchor Pathway Fund

Supplement to the Statement of Additional Information dated May 1, 2001

	The last sentence under the heading "Independent Accountants and Legal Counsel" on page 42 is hereby replaced with the following:

	The firms of Blazzard, Grodd & Hasenauer, 943 Coast Road East, Westport, CT 06881 and Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022, provide legal services to the Fund.































Dated:	October 5, 2001